Goodwill and Other Intangible Assets (Tables)	6 Months Ended
Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Movement in Carrying Amount of Goodwill
The table below presents the movement in the carrying amount of goodwill during the six months ended September 30, 2020 and 2021:

	Six months ended September 30,
	2020	2021
	(in millions)
Balance at beginning of period
Goodwill(1)	¥1,093,554	¥1,094,344
Accumulated impairment losses(1)	(575,928)	(723,492)
	517,626	370,852
Goodwill acquired during the six months	3,990	—
Impairment loss	(106,479)	—
Foreign currency translation adjustments and other	(10,128)	19,329
Balance at end of period
Goodwill	1,087,416	1,113,673
Accumulated impairment losses	(682,407)	(723,492)
Less: Goodwill, net of accumulated impairment losses in transferred business of MUFG Union Bank(2)	¥—	¥(90,123)
	¥405,009	¥300,058

Notes:	(1)Goodwill originally recognized of ¥1,900,019 million, which has been fully impaired before April 1, 2020, is not included in the table above.

(2)Represents goodwill, net of accumulated impairment losses in transferred business of MUFG Union Bank, which is included in Other assets in the accompanying condensed consolidated balance sheets at September 30, 2021. See Notes 2 for more information.

Carrying Amount of Other Intangible Assets by Major Class
The table below presents the net carrying amount by major class of other intangible assets at March 31, 2021 and September 30, 2021:

	March 31, 2021	September 30, 2021
	(in millions)
Intangible assets subject to amortization:
Software	¥776,429	¥788,935
Customer relationships	265,155	258,860
Core deposit intangibles	62,021	59,393
Trade names	50,793	49,388
Other	10,496	10,396
Total	1,164,894	1,166,972
Intangible assets not subject to amortization:
Other(1)	20,100	20,571
Less: Intangible assets in transferred business of MUFG Union Bank(2)	—	(38,004)
Total	¥1,184,994	¥1,149,539

Notes:
(1)Intangible assets not subject to amortization includes mortgage servicing rights accounted for at fair value of ¥11,355 million and ¥12,053 million at March 31, 2021 and September 30, 2021, respectively.

(2)Represents intangible assets in transferred business of MUFG Union Bank, which is included in Other assets in the accompanying condensed consolidated balance sheets at September 30, 2021. See Note 2 for more information.